INVESTMENTS IN EQUITY	6 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investment [Text Block]
NOTE 5 -	INVESTMENTS IN EQUITY

In August 2017, the Company acquired 25% of equity interest in Beijing EMCC Technology Co., Ltd (“EMCC”), a third party, with a total consideration of $7,188 ($4,062 in cash and $3,126 in intangible assets). The Company accounted the consideration given in the form of the intangible assets at fair value based on valuation by external valuation firm with a partial gain of $2,345 recognized. The fair value of the intangible assets given was measured using a discounted cash flow approach. Key estimates and assumptions include the amount and timing of future expected cash flows, terminal value growth rates, and discount rate. According to the revised article of association, EMCC will be managed by a board of directors comprising of a total 7 members, of which, the Company can appoint two directors. All major management and operation decisions should be approved by the majority of the directors. The Company believed it has significant influence over EMCC, and therefore accounted for the investment in EMCC under equity method.